OPERATING SEGMENT - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Segment results
Segment results	$ 3,237	Rp 43,902	Rp 39,172	Rp 32,369
Adjustments and Eliminations
Segment results
Segment results		378	(1,752)	39
Operating loss of operating business		(786)	(339)	(194)
Other eliminations and adjustments		1,195	(1,390)	282
IFRS reconciliation		(31)	(23)	(49)
Total Segment
Segment results
Segment results		Rp 43,524	Rp 40,924	Rp 32,330